Intangible Assets and Unfavorable Lease Terms (Schedule 2) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets And Unfavorable Lease Terms [Abstract]
Unfavorable leases terms	$ 0	$ 665	$ 1,997
Favorable leases terms charter out	(37,295)	(33,311)	(19,685)
Favorable leases terms charter in			(2)
Total	$ (37,295)	$ (32,646)	$ (17,690)